INCOME TAX - Schedule of balance of the net deferred tax asset (liability) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net deferred tax assets and liabilities [abstract]
Total deferred tax assets	€ 27,471	€ 30,933	€ 35,082
Total deferred tax liabilities	(1,514)	(2,343)	€ (87)
Total net deferred tax assets /( liabilities)	€ 25,957	€ 28,590